Employee Future Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 age	Dec. 31, 2023 Rate	Dec. 31, 2022 Rate
Other, through 2027
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%
Other Post-Employment Benefit Plans, through 2032
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%	450.00%
Maximum age disabled and retired members eligible for benefits		65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%	30.00%
Other Post-Employment Benefit Plans, through 2032 | Canada
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%	450.00%
Other, 2030 through 2031
Assumed health-care cost trend rate
Health-care cost escalation			450.00%
Maximum age disabled and retired members eligible for benefits			65
Percentage of reasonably possible decrease in actuarial assumption			30.00%
Other, 2030 through 2031 | Canada
Assumed health-care cost trend rate
Health-care cost escalation			4.50%
Accrued Benefit Obligation | Registered
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	4.60%	4.70%
Rate of compensation increase	2.90%	2.90%	2.60%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	4.60%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.70%	5.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation	6.80%	6.80%	7.10%
Dental-care cost escalation	4.20%	4.20%	4.20%
Other, through 2027 | Registered
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%	2.80%
Rate of compensation increase	2.70%	2.70%	2.90%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other, through 2027 | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%	2.80%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other, through 2027 | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%	2.70%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation	7.10%	7.10%	6.80%
Dental-care cost escalation	4.70%	4.70%	4.70%